Summary of Significant Accounting Policies - Narrative (Detail) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($) plan Segment $ / shares shares	Dec. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Escrow deposit fair value				$ 1,300,000
Escrow deposit		$ 300,000	$ 300,000
Grants received		0	200,000
Impairment of long lived assets		0	0
Accretion expense for debt issuance cost		$ 2,200,000	100,000
Exercise price (in dollars per share) | $ / shares		$ 11.50
Outstanding warrants (in shares) | shares		35,476,667
Percent of occurrence of a tender offer or exchange of our stockholders		50.00%
Number of equity incentive plans (in plans) | plan		3
Number of operating segments (in segments) | Segment		1
Total assets		$ 510,417,000	47,429,000
Foreign currency contract
Significant Accounting Policies [Line Items]
Derivative, notional amount		$ 63,700,000	0
Public Warrants
Significant Accounting Policies [Line Items]
Number of warrants assumed (in shares) | shares		24,150,000
Outstanding warrants (in shares) | shares		24,150,000
Private Placement Warrants
Significant Accounting Policies [Line Items]
Number of warrants assumed (in shares) | shares		11,326,667
Outstanding warrants (in shares) | shares		11,326,667
Maximum
Significant Accounting Policies [Line Items]
Reimbursement for eligible expenditure	$ 2.7
Estimated useful lives		5 years
Intangible assets, estimated useful lives		15 years
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives		3 years
Intangible assets, estimated useful lives		7 years
Outside United States
Significant Accounting Policies [Line Items]
Total assets		$ 60,600,000	45,400,000
Standby Letters of Credit
Significant Accounting Policies [Line Items]
Letter of credit		$ 200,000	$ 200,000